Material gain or loss	12 Months Ended
Dec. 31, 2021
Profit Loss [Abstract]
Material gain or loss
11.	Material gain or loss

The Group has identified a number of items which are material due to the significance of their nature and/or amount. These are listed separately here to provide a better understanding of the financial performance of the group (in thousands):

	Note	2019	2020	2021
Research and development costs expensed		(15,777)	(22,484)	(13,599)
Amortization - Intangible assets	16	(85,055)	(177,857)	(201,634)
Depreciation - Property, plant and equipment	17	(8,972)	(12,094)	(15,533)
Depreciation - Right-of-use assets	18	(19,564)	(27,272)	(34,031)
Impairment losses on intangible assets	16	-	(36,269)	(11,779)
Impairment losses on right-of-use assets	18	-	(2,234)	-
Transaction related legal and advisory expenses		(15,374)	(24,598)	(18,596)
(Losses)/gains on items at present value remeasurements	9	(43,247)	288,853	384,122
Gains related to conversion of convertible notes		-	-	78,467
(Losses)/gains from fair value remeasurements of convertible note embedded derivatives	9	-	(2,354,720)	1,560,370
Change in fair value of acquisition related consideration	9	(21,526)	-	-